Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 85% - Class I
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	906
Fidelity Advisor Asset Manager 85% - Class A
Expense Example:
1 year	669
3 years	869
5 years	1,086
10 years	1,707
Fidelity Advisor Asset Manager 85% - Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	1,859
Fidelity Advisor Asset Manager 85% - Class M
Expense Example:
1 year	471
3 years	727
5 years	1,002
10 years	1,787
Fidelity Advisor Asset Manager 85% - Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762